UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-21486
                                   811-21538

Name of Fund:  Merrill Lynch Real Investment Fund
               Master Real Investment Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, Merrill Lynch Real Investment Fund and
     Master Real Investment Trust, 800 Scudders Mill Road,
     Plainsboro, NJ, 08536.  Mailing address:  P.O. Box 9011,
     Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 12/01/04 - 2/28/05

Item 1 - Schedule of Investments


Merrill Lynch Real Investment Fund

Schedule of Investments as of February 28, 2005

                      Beneficial Interest    Mutual Funds                                                         Value
                           $   68,358,456    Master Real Investment Trust                                   $    77,838,196

                                             Total Mutual Funds (Cost - $69,070,539) - 100.2%                    77,838,196

Total Investments (Cost - $69,070,539) - 100%                                                                    77,838,196
Other Assets Less Liabilities - 0.0%                                                                                  5,905
                                                                                                            ---------------
Net Assets - 100.0%                                                                                         $    77,844,101
                                                                                                            ===============


Master Real Investment Trust

Schedule of Investments as of February 28, 2005

                            Face
                          Amount    Asset-Backed Securities+                                                       Value
                     $ 3,000,000    Accredited Mortgage Loan Trust Series 2004-3 Class 2A6, 3.23% due
                                    10/25/2034 (a)                                                            $   3,012,903
                         110,001    AmeriCredit Automobile Receivables Trust Series 2000-D Class A4,
                                    2.956% due 9/12/2007 (a)                                                        110,003
                         200,000    American Express Credit Account Master Trust Series 2002-1 Class A,
                                    2.92% due 9/15/2009 (a)                                                         200,415
                         200,000    BA Master Credit Card Trust Series 2001-A Class A, 2.93% due 6/15/2008 (a)      200,278
                         200,000    Bank One Issuance Trust Series 2002-A5 Class A5, 2.93% due 6/15/2010 (a)        200,554
                                    Capital Auto Receivables Asset Trust Series 2003-2 (a):
                         143,426         Class A3B, 2.85% due 2/15/2007                                             143,458
                         200,000         Class A4B, 2.87% due 1/15/2009                                             200,158
                                    Capital One Auto Finance Trust (a):
                         143,952         Series 2003-A Class A3B, 2.97% due 10/15/2007                              144,048
                         500,000         Series 2003-B Class A3, 2.92% due 1/15/2008                                500,452
                         200,000    Capital One Master Trust Series 1999-3 Class A, 3.06% due 9/15/2009 (a)         200,675
                       1,500,000    Capital One Multi-Asset Execution Trust Series 2002-C1 Class C1, 5.56%
                                    due 7/15/2010 (a)                                                             1,577,827
                         200,000    Chase Credit Card Master Trust Series 2002-8 Class A, 2.87% due
                                    3/17/2008 (a)                                                                   200,089
                         200,000    Citibank Credit Card Issuance Trust Series 2002-A5 Class A5, 3.05% due
                                    9/17/2007 (a)                                                                   200,029
                                    Countrywide Asset-Backed Certificates (a):
                       1,000,000         Series 2003-2 Class M1, 3.37% due 6/26/2033                              1,005,427
                       1,000,000         Series 2004-5 Class M2, 3.32% due 7/25/2034                              1,003,848
                       2,000,000         Series 2004-8 Class M1, 3.35% due 2/25/2035                              2,015,540
                         200,000    Household Automotive Trust Series 2002-3 Class A4B, 2.93% due 5/18/2009 (a)     200,686
                          52,585    Long Beach Mortgage Loan Trust Series 2003-4 Class AV3, 2.99% due
                                    8/25/2033 (a)                                                                    52,653
                         365,000    MBNA Credit Card Master Note Trust Series 2001-C1 Class C1, 3.86% due
                                    10/15/2008 (a)                                                                  367,828
                         564,437    MSDWCC Heloc Trust Series 2003-2 Class A, 2.91% due 4/25/2016 (a)               565,091
                                    Morgan Stanley ABS Capital (a):
                       1,000,000         Series 2003-NC5 Class M2, 4.65% due 4/25/2033                            1,017,197
                       1,183,974         Series 2004-NC1 Class A2, 3.02% due 12/27/2033                           1,187,388
                                    Residential Asset Securities Corp. (a):
                         172,338         Series 2000-KS4 Class AII, 2.88% due 9/25/2031                             172,454
                       1,000,000         Series 2004-KS8 Class MII2, 3.73% due 9/25/2034                            999,996
                         101,810    Saxon Asset Securities Trust Series 2003-2 Class AV2, 2.95% due
                                    6/25/2033 (a)                                                                   101,938
                         149,864    Wachovia Asset Securitization, Inc. Series 2003-HE1 Class A1, 2.94% due
                                    3/25/2033 (a)                                                                   149,970

                                    Total Asset-Backed Securities (Cost - $15,706,972) - 17.9%                   15,730,905


                                    Government Agency Mortgage-Backed Securities+

                       2,758,330    Fannie Mae Trust Series 2004-36 Class FJ, 2.95% due 3/25/2018 (a)             2,762,269

                                    Total Government Agency Mortgage-Backed Securities
                                    (Cost - $2,754,451) - 3.1%                                                    2,762,269


                                    Non-Government Agency Mortgage-Backed Securities+
Collateralized         1,000,000    ACE Securities Corp. Series 2004-OP1 Class M3, 3.90% due 4/25/2034 (a)        1,001,890
Mortgage                            Ameriquest Mortgage Securities, Inc. (a):
Obligations - 26.6%    1,000,000         Series 2004-IA1 Class M4, 4.15% due 9/25/2034                            1,015,921
                       1,500,000         Series 2004-R1 Class M2, 3.23% due 2/25/2034                             1,503,277
                         200,000    Asset Backed Securities Corp Home Equity Series 2004-HE9 Class M2,
                                    3.85% due 12/25/2034                                                            202,674
                       1,000,000    Bear Stearns Asset Backed Securities, Inc. Series 2004-FR3 Class M2,
                                    3.82% due 10/25/2034 (a)                                                      1,001,704
                       2,000,000    Centex Home Equity Series 2004-D Class MV1, 3.27% due 9/25/2034 (a)           2,014,619
                       1,248,662    Countrywide Alternative Loan Trust Series 2004-2CB Class 1A4, 3.05%
                                    due 3/25/2034 (a)                                                             1,247,578
                       2,000,000    Fremont Home Loan Trust Series 2004-3 Class M2, 3.35% due 11/25/2034 (a)      2,001,582
                       2,612,902    GMAC Mortgage Corp Loan Trust Series 2004-J2 Class A2, 3.15% due
                                    6/25/2034 (a)                                                                 2,612,194
                                    Granite Mortgages Plc, Class 1C (a):
                         275,000         Series 2002-1, 3.97% due 4/20/2042                                         272,088
                         500,000         Series 2003-1, 4.12% due 1/20/2043                                         513,300
                         169,224    Greenwich Capital Commercial Funding Corp. Series 2003-FL1 Class A,
                                    3.066% due 7/05/2018 (a)                                                        169,298
                                    Holmes Financing Plc Series 8 (a):
                         535,000         Class 1C, 3.28% due 7/15/2040                                              535,000
                       1,900,000         Class 2C, 3.38% due 7/15/2040                                            1,903,563
                       3,000,000    Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1, 3.25% due
                                    12/25/2034 (a)                                                                3,010,660
                       1,000,000    Mastr Asset Backed Securities Trust Series 2004-HE1 Class M5, 4% due
                                    9/25/2034 (a)                                                                 1,028,254
                       2,000,000    Mastr Asset Securitization Trust Series 2003-7 Class 4A37, 3.05% due
                                    9/25/2033 (a)                                                                 1,975,613
                         500,000    Residential Asset Mortgage Products, Inc. Series 2004-RZ4 Class M3,
                                    3.55% due 12/25/2034 (a)                                                        499,562
                         500,000    Washington Mutual Series 2005-AR2 Class B5, 3.65% due 1/25/2045 (a)             500,000
                         459,000    Wells Fargo Home Equity Trust Series 2004-2 Class M5, 3.90% due
                                    11/25/2033 (a)                                                                  469,195

                                    Total Non-Government Agency Mortgage-Backed Securities
                                    (Cost - $23,416,059) - 26.6%                                                 23,477,972



Industry#                           Corporate Bonds & Structured Notes
Capital                1,500,000    Deutsche Bank AG (Goldman Sachs Commodity Index Total Return Linked
Markets - 2.7%                      Notes), 1.58% due 4/11/2005 (c)                                               2,361,619

Commercial                          Barclays Bank Plc (Goldman Sachs Commodity Index Total Return Linked
Banks -17.10%                       Notes) (c):
                       6,000,000         2.92% due 9/13/2007 (b)                                                  8,291,162
                       5,000,000         Cayman Branch, 2.53% due 9/08/2005                                       6,602,176
                                                                                                              -------------
                                                                                                                 14,893,338

Diversified Financial               AIG-FP Structured Finance (Cayman) Limited (Goldman Sachs Commodity
Services - 21.0%                    Index Total Return Linked Notes) (c):
                       7,000,000         1.58% due 4/01/2005                                                     11,297,285
                       3,000,000         1.50% due 5/14/2007                                                      3,980,275
                       1,500,000    JPMorgan Chase Bank (Goldman Sachs Commodity Index Total Return
                                    Linked Notes), 1.58% due 4/04/2005 (c)                                        2,442,909
                         500,000    Sigma Finance Corp., 4.95% due 3/31/2014 (a)                                    503,792
                                                                                                              -------------
                                                                                                                 18,224,261

Oil & Gas - 0.3%         250,000    Pemex Project Funding Master Trust, 4.31% due 6/15/2010 (a)(b)                  258,750

                                    Total Corporate Bonds & Structured Notes (Cost - $25,952,600) - 40.6%        35,737,968


                      Beneficial
                        Interest    Short-Term Investments
                       $9,581,878   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (d)                   9,581,878

                                    Total Short-Term Investments (Cost - $9,581,878) - 10.9%                      9,581,878


                       Number of
                       Contracts    Call Options Purchased
                               3*   London InterBank Offered Rate (LIBOR) Linked Floor, expiring April 2005
                                    at USD 0.015 Broker JPMorgan Chase Bank                                              30

                                    Total Options Purchased  (Premiums Paid - $1,800) - 0.0%                             30

                                    Total Investments (Cost - $77,413,760) - 99.1%                               87,291,022



                                    Call Options Written

                               2*   Consumer Price Index (CPI) Linked Floor, expiring April 2009 at USD 1
                                    Broker Morgan Stanley Capital Services Inc.                                     (3,200)

                                    Total Options Written (Premiums Received - $3,200) - 0.0%                       (3,200)

                                    Total Investments, Net of Options Written (Cost - $77,410,560) - 99.1%       87,287,822
                                    Other Assets Less Liabilities - 0.9%                                            773,431
                                                                                                              -------------
                                    Net Assets - 100.0%                                                       $  88,061,253
                                                                                                              =============

(a) Floating rate note.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Represents a structured note; the interest rate shown reflects the effective yield at the time of purchase by the Trust.

(d) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
    were as follows:

                                                   Net             Interest
    Affiliate                                    Activity           Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I              $  6,318,253            $37,598


 *  One contract represents a notional amount of $1,000,000.

**  The cost and unrealized appreciation (depreciation) of investments as of February 28, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                          $    77,409,899
                                                            ===============
    Gross unrealized appreciation                           $     9,920,402
    Gross unrealized depreciation                                  (42,479)
                                                            ---------------
    Net unrealized appreciation                             $     9,877,923
                                                            ===============


 +  Asset-Backed and Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

 #  For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

    Swaps outstanding as of February 28, 2005 were as follows:



                                                              Unrealized
                                              Notional       Appreciation
                                               Amount       (Depreciation)

    Sold credit default protection on
    Credit Default Exchange and
    receive .60%

    Broker, JPMorgan Chase Bank
    Expires September 2009                 $     2,000,000      $    18,958

    Sold credit default protection on
    Fannie Mae and
    receive .18%

    Broker, Lehman Brothers Special Finance
    Special Finance
    Expires March 2010                     $     1,000,000            (275)

    Sold credit default protection on
    Holmes Financing PLC and
    receive .55%

    Broker, Deutsche Bank AG, London
    Expires July 2040                      $     2,000,000            (564)

    Sold credit default protection on
    Permanent Financing PLC and
    receive .55%

    Broker, Deutsche Bank AG, London
    Expires June 2042                      $     2,000,000          (1,694)

    Sold credit default protection on
    Granite Mortgage PLC and
    receive .45%

    Broker, Deutsche Bank AG, London
    Expires June 2044                      $     2,000,000          (1,776)
                                                                -----------
    Total                                                       $    14,649
                                                                ===========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Real Investment Fund and Master Real Investment Trust


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Real Investment Fund and
       Master Real Investment Trust


Date: April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Real Investment Fund and
       Master Real Investment Trust

Date: April 22, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Real Investment Fund and
       Master Real Investment Trust


Date: April 22, 2005